REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue [Table Text Block]	Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Revenue from contracts with customers	$91	$—	$685	$999	$2,604	$10,737	$586	$15,702
Other revenue	—	94	1,541	280	249	397	23	2,584
	$91	$94	$2,226	$1,279	$2,853	$11,134	$609	$18,286

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Revenue from contracts with customers	$168	$—	$1,216	$1,996	$5,214	$20,043	$1,157	$29,794
Other revenue	—	180	3,104	372	402	803	41	4,902
	$168	$180	$4,320	$2,368	$5,616	$20,846	$1,198	$34,696

FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Revenue from contracts with customers	$55	$—	$402	$927	$1,828	$6,866	$426	$10,504
Other revenue	—	101	1,446	108	268	381	21	2,325
	$55	$101	$1,848	$1,035	$2,096	$7,247	$447	$12,829

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Revenue from contracts with customers	$116	$—	$1,261	$1,928	$3,936	$16,579	$814	$24,634
Other revenue	—	208	3,202	137	433	760	41	$4,781
	$116	$208	$4,463	$2,065	$4,369	$17,339	$855	$29,415

Disclosure of revenue from contracts with customers [text block]	Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$128	$54	$55	$8,910	$585	$9,732
Services transferred over a period of time	91	—	557	945	2,549	1,827	1	5,970
	$91	$—	$685	$999	$2,604	$10,737	$586	$15,702

FOR THE SIX MONTHS ENDED JUN 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$218	$84	$93	$16,628	$1,156	$18,179
Services transferred over a period of time	168	—	998	1,912	5,121	3,415	1	11,615
	$168	$—	$1,216	$1,996	$5,214	$20,043	$1,157	$29,794

FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$59	$35	$48	$5,253	$426	$5,821
Services transferred over a period of time	55	—	343	892	1,780	1,613	—	4,683
	$55	$—	$402	$927	$1,828	$6,866	$426	$10,504

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$335	$65	$91	$13,314	$810	$14,615
Services transferred over a period of time	116	—	926	1,863	3,845	3,265	4	10,019
	$116	$—	$1,261	$1,928	$3,936	$16,579	$814	$24,634